Intangible Assets - Acquired Intangibles (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amount acquired	$ 26,366
Customer and Bank Branding Contracts / Relationships
Finite-Lived Intangible Assets [Line Items]
Amount acquired	$ 16,866
Weighted average amortization period	5 years 3 months 18 days
Technology
Finite-Lived Intangible Assets [Line Items]
Amount acquired	$ 7,800
Weighted average amortization period	8 years
Trade Name
Finite-Lived Intangible Assets [Line Items]
Amount acquired	$ 1,700
Weighted average amortization period	10 years